LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Supplemental Cash Flow and Other Information Related to Leases
Supplemental cash flow information related to the Company’s operating leases was as follows:

(In thousands)	Period from July 28 to December 31, 2022 (Successor)
Cash paid for amounts included in the measurement of operating lease liabilities:	$1,166
Right-of-use assets obtained in exchange for new operating lease liabilities:	$4,081

Period from July 28 to December 31, 2022 (Successor)
Weighted-average remaining lease term (years)	7.75
Weighted-average discount rate	5.9%

Operating Lease Maturity
Reconciliation of the undiscounted future minimal lease payments under non-cancelable operating leases to the total operating lease liability recognized on the consolidated balance sheet as of December 31, 2022 was as follows:

(In thousands)	Amount
2023	$3,309
2024	3,430
2025	3,504
2026	2,899
2027	2,452
Thereafter	9,194
Total future minimum lease payments	$24,788
Less: Imputed Interest	4,865
Total reported lease liability	$19,923
Future minimum lease payments as of December 31, 2021 were as follows:

(In thousands)	Amount
2022	$1,544
2023	1,625
2024	1,456
2025	1,490
2026	844
Thereafter	1,911
$8,870